Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2024 customer item	Dec. 31, 2023 item customer	Dec. 31, 2022 item customer
Equal to or more than
Concentrations and Risks
Effective yields of short-term investments	1.41%	1.85%
Less than
Concentrations and Risks
Effective yields of short-term investments	6.70%	8.31%
Server and bandwidth service provider | Service providers | Telecommunication
Concentrations and Risks
Number of service providers, offering 10% or more of the Group's server and bandwidth service expenditure	4	4	4
Concentration risk (as a percent)	63.10%	59.40%	62.70%
Server and bandwidth service provider | Service providers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Server and bandwidth service provider | Service providers | Equal to or more than | Telecommunication
Concentrations and Risks
Total number of telecommunications service providers	100	100	100
Credit risk | Accounts receivable
Concentrations and Risks
Number of channels	1	1
Credit risk | Accounts receivable | Channel A
Concentrations and Risks
Concentration risk (as a percent)	14.00%	23.50%
Credit risk | Accounts receivable | One customer
Concentrations and Risks
Concentration risk (as a percent)	11.00%
Credit risk | Accounts receivable | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Credit risk | Short-term investments | Equal to or more than
Concentrations and Risks
Effective yields of short-term investments	1.41%
Credit risk | Short-term investments | Less than
Concentrations and Risks
Effective yields of short-term investments	6.70%
Major customers | Total net revenues
Concentrations and Risks
Number of customers | customer	0	0	0
Major customers | Total net revenues | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Top 5 online games | Total net revenues
Concentrations and Risks
Top online games	5	5	5
Top 5 online games | Total net revenues | Top 5 Online Games
Concentrations and Risks
Concentration risk (as a percent)	35.70%	36.80%	29.60%